Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Private Placements [Abstract]
Private Placement

Note 4 — Private Placement

On December 27, 2021, simultaneously with the consummation of the IPO, the Company consummated the issuance and sale of 347,500 Private Placement Units in a private placement transaction at a price of $10.00 per Private Placement Unit, generating gross proceeds of $3,475,000. Each Private Placement Unit consists of one share of common stock and one right to receive one-tenth (1/10) of a share of common stock upon consummation of a Business Combination.

On January 14, 2022, the Company consummated the sale of an additional 4,554 Private Placement Units, at $10.00 per Private Placement Unit for an aggregate purchase price of $45,540.

A portion of the proceeds from the Private Placement Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units will be worthless.

Note 4 — Private Placement

On December 27, 2021, simultaneously with the consummation of the IPO, the Company consummated the issuance and sale of 347,500 Private Placement Units in a private placement transaction at a price of $10.00 per Private Placement Unit, generating gross proceeds of $3,475,000. Each Private Placement Unit consists of one share of common stock and one right to receive one-tenth (1/10) of a share of common stock upon consummation of a Business Combination.

On January 14, 2022, the Company consummated the sale of an additional 4,554 Private Placement Units, at $10.00 per Private Placement Unit for an aggregate purchase price of $45,540.

A portion of the proceeds from the Private Placement Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units will be worthless.